Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 21,330	$ 12,285	$ (9,726)
(Income) loss from discontinued operations	(2,467)	645	(2,661)
Noncash revenues, expenses, gains and losses included in income (loss):
Net gains on sales of securities available for sale and other assets	(1,766)	(2,842)	(1,305)
Net (gains) losses on sales of divested businesses	74	(19,566)	1,271
Net losses on extinguishment of debt	2,908	104
Unrealized gains in earnings - net	(687)	(1,372)	(4,249)
Equity in (income) loss from equity method investments, net of dividends or distributions	(637)	(1,268)	1,633
Depreciation and other amortization	7,372	8,012	9,212
Provision for mortgage and other loans receivable	4	429	1,011
Impairments of assets	3,482	5,372	9,260
Amortization of costs and accrued interest and fees related to FRBNY Credit Facility	48	4,223	10,175
Changes in operating assets and liabilities:
General and life insurance reserves	(202)	8,705	5,991
Premiums and other receivables and payables - net	1,828	595	2,282
Reinsurance assets and funds held under reinsurance treaties	(1,103)	(3,510)	(246)
Capitalization of deferred policy acquisition costs	(5,429)	(5,933)	(5,942)
Other policyholder funds	(407)	572	689
Current and deferred income taxes - net	(20,480)	5,733	(2,962)
Trading securities	281	354	993
Payment of FRBNY Credit Facility accrued compounded interest and fees	(6,363)
Other, net	(1,121)	(2,835)	(3,143)
Total adjustments	(22,198)	(3,227)	24,670
Net cash provided by (used in) operating activities - continuing operations	(3,335)	9,703	12,283
Net cash provided by operating activities - discontinued operations	3,370	7,207	6,301
Net cash provided by operating activities	35	16,910	18,584
Proceeds from (payments for)
Sales of available for sale investments	44,026	56,213	39,969
Maturities of fixed maturity securities available for sale and hybrid investments	20,131	14,657	15,778
Sales of trading securities	9,733	6,313	12,493
Sales or distributions of other invested assets (including flight equipment)	7,936	10,495	10,745
Sales of divested businesses, net	587	21,760	5,278
Principal payments received on and sales of mortgage and other loans receivable	3,207	5,410	9,195
Purchases of available for sale investments	(90,630)	(79,263)	(58,859)
Purchases of trading securities	(1,250)	(3,003)	(4,854)
Purchases of other invested assets (including flight equipment)	(6,675)	(7,850)	(10,270)
Mortgage and other loans receivable issued and purchased	(2,600)	(2,995)	(6,283)
Net change in restricted cash	27,244	(27,115)	(250)
Net change in short-term investments	19,988	(5,233)	(9,021)
Net change in derivative assets and liabilities other than AIGFP	587	267	(127)
Other, net	(430)	(599)	2,612
Net cash provided by (used in) investing activities - continuing operations	31,854	(10,943)	6,406
Net cash provided by (used in) investing activities - discontinued operations	4,478	718	(628)
Net cash provided by (used in) investing activities	36,332	(10,225)	5,778
Proceeds from (payments for)
Policyholder contract deposits	17,903	19,570	21,546
Policyholder contract withdrawals	(13,570)	(14,897)	(26,258)
Net change in short-term debt	(227)	(5,630)	(11,072)
Federal Reserve Bank of New York credit facility borrowings		19,900	32,526
Federal Reserve Bank of New York credit facility repayments	(14,622)	(23,178)	(26,426)
Issuance of other long-term debt	7,762	13,046	3,452
Repayments of other long-term debt	(17,810)	(15,976)	(19,451)
Proceeds from drawdown on the Department of the Treasury Commitment	20,292	2,199	5,344
Repayment of Department of the Treasury SPV Preferred Interests	(12,425)
Repayment of Federal Reserve Bank of New York SPV Preferred Interests	(26,432)
Issuance of Common Stock	5,055
Purchase of Common Stock	(70)
Acquisition of noncontrolling interest	(688)
Other, net	(152)	(579)	(671)
Net cash used in financing activities - continuing operations	(34,984)	(5,545)	(21,010)
Net cash used in financing activities - discontinued operations	(1,942)	(3,716)	(7,987)
Net cash used in financing activities	(36,926)	(9,261)	(28,997)
Effect of exchange rate changes on cash	29	39	533
Net decrease in cash	(530)	(2,537)	(4,102)
Cash at beginning of period	1,558	4,400	8,642
Change in cash of businesses held for sale	446	(305)	(140)
Cash at end of period	$ 1,474	$ 1,558	$ 4,400